Expenses by nature	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Expenses by nature
5.6 Expenses by nature
The consolidated income statement line items cost of goods and services, research and development expenses, marketing and distribution expenses, and general and administrative expenses include the following items by nature of cost:

		Year ended December 31,
in € thousand	Note	2025	2024	2023
Consulting and other purchased services		68,638	65,783	80,988
Cost of services and change in inventory		15,001	13,681	11,417
Employee benefit expense other than share-based compensation	5.7	89,386	83,028	72,997
Share-based compensation expense	5.7	9,571	8,710	6,276
Raw materials and consumables used		15,253	21,982	14,113
Depreciation and amortization and impairment	5.12/13/14	22,645	19,586	16,853
Building and energy costs		15,662	13,908	13,088
Supply, office and IT costs		9,711	7,682	11,663
License fees and royalties		3,648	4,065	5,492
Advertising costs		9,040	16,781	13,361
Warehousing and distribution costs		4,595	5,790	3,939
Travel and transportation costs		1,634	3,197	2,700
Other expenses		2,337	3,593	4,432
OPERATING EXPENSES		267,120	267,788	257,320

Operating expenses in the year ended December 31, 2025 amounted to €267.1 million, which was a slight decrease compared to the €267.8 million in the year ended December 31, 2024. Operating expenses increased slightly by €10.5 million in the year ended December 31, 2024 from €257.3 million in the year ended December 31, 2023.
The increase in expenses for “consulting and other purchased services” in the year ended December 31, 2025 compared to 2024 comes from the increase in research and development primarily related to chikungunya Phase 4 and pediatric studies, as well for the Shigella vaccine candidate. During the comparison period of 2023, Valneva incurred higher service fees for clinical studies related to research and development of the Zika vaccine candidate and higher expenditures on the COVID-19 vaccine, VLA2001.
Expenses for “cost of services and change in inventory” increased in the year ended December 31, 2025 by €1.3 million compared to 2024, mainly driven by one-off expenses related to the transfer to the new manufacturing site Almeida in Scotland and higher inventory write-offs based on revised forecast market demand and sales expectations
Expenses for “Raw materials and consumables used” decreased in the year ended December 31, 2025 by €6.7 million, compared to 2024, mostly due to lower sales volumes across the commercial portfolio and to improvement in manufacturing performances.
“Employee benefit expenses other than share-based compensation” increased in the year ended December 31, 2025 compared to December 31, 2024 primarily related to the closure of the Nantes site in France (see Note 5.7). The increase in the year ended December 31, 2024 compared to December 31, 2023 was due to inflation-related higher salaries and social security contributions. During 2025, the Group had an average of 694 employees (in 2024: 695 employees).
“Share-based compensation expense” increased in the year ended December 31, 2025 compared to 2024 and 2023 due to the introduction of new plans. See Note 5.23 for more information on the share-based compensation plans.
The expense under “depreciation and amortization and impairment” increased in the year ended December 31, 2025 compared to 2024 by €3.1 million due to the fully deployed capacity of the Almeida facility in Livingston.
The decrease in “advertising costs” for the year ended December 31, 2025 compared to the years ended December 31, 2024 and 2023 reflects the higher advertising spend in those years, primarily related to the launch of IXCHIQ in the U.S. in early 2024
Principal Accountant Fees and Services
PricewaterhouseCoopers Audit and Deloitte & Associés served as independent auditors for the year ended December 31, 2025 and for all other reporting periods presented. The table below shows fees charged by those firms and member firms of their networks to Valneva and consolidated subsidiaries in the years ended December 31, 2025, 2024, and 2023.

	Year ended December 31,
	PricewaterhouseCoopers						Deloitte & Associés
in € thousand	2025	%	2024	%	2023	%	2025	%	2024	%	2023	%
Audit fees	1,182	74%	1,710	89%	2,076	98%	1,029	100%	1,311	89%	1,902	99%
provided by the statutory auditor	1,082	68%	1,272	66%	1,539	73%	939	91%	1,185	80%	1,622	84%
provided by the statutory auditor's network	100	6%	439	23%	537	25%	90	9%	126	9%	280	15%
Audit-related Fees	—	%	—	%	—	%	—	%	—	%	—	%
provided by the statutory auditor	—	%	—	%	—	%	—	%	—	%	—	%
provided by the statutory auditor's network	—	%	—	%	—	%	—	%	—	%	—	%
Tax Services	122	8%	45	2%	40	2%	—	%	—	%	—	%
provided by the statutory auditor's network	122	8%	45	2%	40	2%	—	%	—	%	—	%
All Other Fees	292	18%	163	8%	—	%	—	%	163	11%	19	1%
Total	1,596	100%	1,918	100%	2,116	100%	1,029	100%	1,474	100%	1,921	100%
Audit-related fees comprised mainly the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit and are not reported under Audit Fees. All other fees are the aggregate fees billed for the limited assurance review of sustainability reporting and verification of disclosure requirements set out in article 8 of Regulation (EU) 2020/852.